Subsequent Events (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 12, 2026	Nov. 25, 2025	Nov. 06, 2025	Oct. 17, 2025	Sep. 15, 2025	Aug. 11, 2025	Sep. 27, 2024	Sep. 30, 2025	Nov. 08, 2025	Dec. 31, 2024	Aug. 31, 2025	Aug. 28, 2025	May 20, 2025	Nov. 12, 2024
Subsequent Event [Line Items]
Units authorized for issuance								1,000,000,000
Common stock par value								$ 0.0001
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Units authorized for issuance								500,000,000		500,000,000
Exercise price of warrants								$ 18.00		$ 18.00
Common stock par value								$ 0.0001		$ 0.0001				$ 0.0001
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Units authorized for issuance								50,000,000		50,000,000
Common stock par value								$ 0.0001		$ 0.0001
Issuance of Class C Units, shares							4,628,674
Boost Run Holdings LLC [Member] | Boost Run Inc [Member]
Subsequent Event [Line Items]
Installment notes consideration					$ 8,500,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Volume-weighted average price					$ 12.50
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Volume-weighted average price					15.00
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Subsequent Event [Line Items]
Volume-weighted average price					$ 17.50
Boost Run Holdings LLC [Member] | August 2025 Bridge Loan Agreement [Member]
Subsequent Event [Line Items]
Loan available amount											$ 20,000,000
Boost Run Holdings LLC [Member] | August 2025 Warrant [Member]
Subsequent Event [Line Items]
Equity interest percentage						1.00%
Exercise price of warrants						$ 750
Warrants agreement description						The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%
Boost Run Holdings LLC [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares contingent upon stock performance					7,875,000
Boost Run Holdings LLC [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Volume-weighted average price										$ 1,000
Boost Run Holdings LLC [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Sale of stock price per share												$ 6,394
Boost Run Holdings LLC [Member] | Common Class C [Member] | August 2025 Bridge Loan Agreement [Member]
Subsequent Event [Line Items]
Units issuable											179
Boost Run Holdings LLC [Member] | Common Class A and B [Member] | Boost Run Inc [Member]
Subsequent Event [Line Items]
Equity consideration					$ 441,500,000
Common stock par value					$ 10
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Issued shares	1,125,000
Issued shares	1,968,750
Issuance of Class C Units, shares	3,093,750
Stockholder equity description	(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.
Subsequent Event [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Subsequent event description				the Company and BTIG entered into an amendment to the Underwriting Agreement (the “Amendment”), pursuant to which the Deferred Fee of 3.5% of the IPO Proceeds payable to the Underwriters under the Underwriting Agreement upon the occurrence of the Specified Event (as defined in the Underwriting Agreement) shall be comprised of the following components: (i) a gross spread of 2.25% of the IPO Proceeds, payable to the Underwriters in cash, (ii) a gross spread of up to 0.75% of the IPO Proceeds, payable to the Underwriters in cash, such amount to be based on the funds available in the Trust Account after redemptions of Public Shares, solely in the event that the Company completes an initial Business Combination and (iii) a gross spread of 0.5% of the IPO Proceeds (the “Allocable Amount”), payable to BTIG in cash, provided that the Sponsor or the Company shall have the right to allocate (in their sole discretion) any portion of the Allocable Amount to pay for expenses incurred by the Company in consummating an initial Business Combination.
Insurance coverage catastrophe limit													$ 25,000,000
Subsequent Event [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Insurance coverage catastrophe limit													25,000,000
Insurance premium amount													$ 55,000
Insurance minimum earned premium percentage													25.00%
Installment notes consideration					$ 8,500
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Volume-weighted average price					$ 12.5
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Volume-weighted average price					15.0
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Subsequent Event [Line Items]
Volume-weighted average price					$ 17.5
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | August 2025 Bridge Loan Agreement [Member]
Subsequent Event [Line Items]
Loan amount available for initial draw						$ 5,000,000
Loan available amount						$ 20,000,000					$ 20,000,000
Loan interest rate						4.50%
Monthly amortization rate of principal						1.25%
Debt maturity date									Aug. 11, 2028
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | August 2025 Warrant [Member]
Subsequent Event [Line Items]
Equity interest percentage						1.00%
Exercise price of warrants						$ 750
Warrants agreement description						The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Fluidstack Agreement [Member]
Subsequent Event [Line Items]
Other fees			$ 63,577,000
Prepayment of fees			12,715,000
Monthly fees			2,649,000,000
Payment for fees			$ 530,000
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Subordinated Loan Agreement [Member]
Subsequent Event [Line Items]
Debt maturity date		Aug. 11, 2028
Borrowings		$ 1,430,000
Debt interest rate		4.33%
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Issued shares	1,125,000
Issued shares	1,968,750
Issuance of Class C Units, shares	3,093,750
Stockholder equity description	(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Units authorized for issuance											8,500
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares contingent upon stock performance					7,875,000
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Units authorized for issuance											3,643
Units granted								505.952
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Units authorized for issuance											128
Units issuable											179
Sale of stock price per share											$ 6,394
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Common Class C [Member] | August 2025 Bridge Loan Agreement [Member]
Subsequent Event [Line Items]
Units issuable											179
Subsequent Event [Member] | Boost Run Holdings LLC [Member] | Common Class A and B [Member] | Boost Run Inc [Member]
Subsequent Event [Line Items]
Equity consideration					$ 441,500
Common stock par value					$ 10